Customer Trust Fund - Gross Unrealized Losses and Related Fair Value of Investment (Parenthetical) (Detail) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017
Debt Securities, Available-for-sale [Line Items]
Unrealized losses, less than 12 months	$ (13,800)	$ (8,900)
Mortgage-backed Securities [Member]
Debt Securities, Available-for-sale [Line Items]
Unrealized losses, less than 12 months	(50)	(100)
Other Securities [Member]
Debt Securities, Available-for-sale [Line Items]
Unrealized losses, less than 12 months	$ (100)	$ (50)